Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 1,331,330	$ 1,179,972
Less accumulated depreciation	(264,722)	(198,651)
Property, plant and equipment, net	1,066,608	981,321
Land
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	18,861	14,118
Construction in progress
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	128,519	56,134
Transportation Equipment
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	20,010	22,125
Buildings and improvements
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	13,762	12,121
Processing and treating plants
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	120,977	102,111
Pipelines and compressors
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	804,815	775,486
Storage
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	146,408	144,780
Equipment
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 77,978	53,097
Minimum
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	3 years
Minimum | Transportation Equipment
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	5 years
Minimum | Buildings and improvements
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	4 years
Minimum | Processing and treating plants
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	8 years
Minimum | Pipelines and compressors
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	3 years
Minimum | Storage
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	3 years
Minimum | Equipment
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	5 years
Maximum
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Transportation Equipment
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	15 years
Maximum | Buildings and improvements
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Processing and treating plants
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Pipelines and compressors
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Storage
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	40 years
Maximum | Equipment
Property, Plant and Equipment, Net [Abstract]
Useful Life (in years)	20 years
Ala Tenn System
Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 291,100	$ 228,900